Asset Sale and License Agreement - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 08, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Sale And License Agreement [Line Items]
Asset sales		$ (32)	$ (172)	$ 4	$ (49)	$ 71	$ (137)
IKENA ONCOLOGY INC
Asset Sale And License Agreement [Line Items]
Asset sales		$ 4,708	$ 235	$ 5,493	$ 228	2,518	$ (22)
IK-1259 and IK-0714 | Asset Purchase Agreement | IKENA ONCOLOGY INC
Asset Sale And License Agreement [Line Items]
Assets held for sale cash consideration	$ 1,500
Asset sales						$ 1,500